TURNER FUNDS

                         TURNER CONCENTRATED GROWTH FUND
                             TURNER CORE GROWTH FUND
                           TURNER EMERGING GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                          TURNER SMALL CAP GROWTH FUND
                      TURNER INTERNATIONAL CORE GROWTH FUND
                            TURNER MIDCAP EQUITY FUND
                  TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
                          TURNER SMALL CAP EQUITY FUND
                    TURNER QUANTITATIVE LARGE CAP VALUE FUND

                          SUPPLEMENT DATED JUNE 2, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2009

Effective June 2, 2009, the following information replaces the corresponding information in the SAI:

PORTFOLIO MANAGERS - PORTFOLIO MANAGER'S OWNERSHIP OF SECURITIES IN THE FUNDS

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of March 31, 2009. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, over $1,000,000).


------------------------------------------- -------------------------------- ----------------------------------------
Name of Fund                                Name of Portfolio Manager        Dollar Range of equity securities in
                                                                             the Fund beneficially owned by the
                                                                             Portfolio Manager
------------------------------------------- -------------------------------- ----------------------------------------
Concentrated Growth Fund                    Robert E. Turner                 over $1,000,000
                                            Christopher K. McHugh            $50,001 - $100,000
                                            Bill McVail                      $50,001 - $100,000
------------------------------------------- -------------------------------- ----------------------------------------
Core Growth Fund                            Robert E. Turner                 $500,001 - $1,000,000
                                            Mark Turner                      over $1,000,000
                                            Robb J. Parlanti                 $100,001 - $500,000
                                            Halie O'Shea                     $10,001 - $50,000
------------------------------------------- -------------------------------- ----------------------------------------
Emerging Growth Fund                        Frank L. Sustersic               $100,001 - $500,000
                                            Bill McVail                      $100,001 - $500,000
                                            Heather F. McMeekin              $50,001 - $100,000
------------------------------------------- -------------------------------- ----------------------------------------
Large Cap Growth Fund                       Robert E. Turner                 $500,001 - $1,000,000
                                            Mark Turner                      none
                                            Robb J. Parlanti                 $50,001 - $100,000
                                            Heather McMeekin                 $10,001 - $50,000
------------------------------------------- -------------------------------- ----------------------------------------

------------------------------------------- -------------------------------- ----------------------------------------
Midcap Growth Fund                          Christopher K. McHugh            $100,001 - $500,000
                                            Tara Hedlund                     $50,001 - $100,000
                                            Jason Schrotberger               $10,001 - $50,000
------------------------------------------- -------------------------------- ----------------------------------------
New Enterprise Fund                         Christopher K. McHugh            $100,001 - $500,000
                                            Jason Schrotberger               $1 - $10,000
                                            Tara Hedlund                     $10,001 - $50,000
------------------------------------------- -------------------------------- ----------------------------------------
Small Cap Growth Fund                       Bill McVail                      $100,001 - $500,000
                                            Jason D. Schrotberger            none
                                            Rick Wetmore                     $1 - $10,000
------------------------------------------- -------------------------------- ----------------------------------------
International Core Growth Fund              Mark Turner                      over $1,000,000
                                            Christopher K. McHugh            none
                                            Robert E. Turner                 $500,001 - $1,000,000
                                            Don Smith                        $10,001 - $50,000
                                            Heather McMeekin                 $10,001 - $50,000
------------------------------------------- -------------------------------- ----------------------------------------
Midcap Equity Fund                          Tom Dibella                      $1 - $10,000
                                            Steven Gold                      $50,001 - $100,000
                                            Joseph Krocheski                 none
------------------------------------------- -------------------------------- ----------------------------------------
Quantitative Broad Market Equity Fund       David E. Kovacs                  $100,001 - $500,000
                                            Jennifer Boden                   $1 - $10,000
------------------------------------------- -------------------------------- ----------------------------------------
Small Cap Equity Fund                       Tom Dibella                      $100,001 - $500,000
                                            Steven Gold                      none
------------------------------------------- -------------------------------- ----------------------------------------
Quantitative Large Cap Value Fund           David E. Kovacs                  $100,001 - $500,000
                                            Jennifer Boden                   $1 - $10,000
------------------------------------------- -------------------------------- ----------------------------------------